Other Current Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Other Current Liabilities
Schedule of Components of other current liabilities

	As of December 31,
	(Amount in Thousands)
	2023	2024	2024
	RMB	RMB	US$
Accrued expenses	94,044	60,753	8,323
Advance from customers	30,172	26,981	3,696
Deposits from other business	11,339	11,673	1,599
Payable to individual investors of other business	188,697	15,381	2,107
Payable for purchases of property and equipment	37,018	30,749	4,213
Other tax payable	38,203	41,833	5,731
Operating lease liability - current	61,826	44,888	6,150
Payables to suppliers	104,484	122,623	16,799
Payable for litigation (Note 19)	99,000	44,548	6,103
Other payables	17,019	4,859	666
Total	681,802	404,288	55,387